Label	Element	Value
Geneva Advisors Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Advisors Small Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Geneva Advisors Small Cap Opportunities Fund (the “Fund” or the “Small Cap Opportunities Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Fee Waiver/Expense Reimbursement arrangement discussed in the table above is reflected only through December 31, 2017.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with small-sized market capitalizations (“small-cap companies”).  The Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell 2000® Growth Index.  As of August 31, 2016 the range of market capitalizations of the Russell 2000® Growth Index was $24.9 million to $5.8 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of small-cap U.S. companies.  Equity securities in which the Fund may invest also include other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of small-cap companies.  In addition to U.S. companies, the Fund may invest in equity securities of “foreign issuers,” including issuers located in emerging markets.  “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify smaller, quality companies with above average growth or emerging growth opportunities.  In assessing whether a company is a quality company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital.  The Fund’s investment strategy focuses on identifying equity securities within multiple industry groups.  Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase equity securities that have stronger relative performance than other equity securities.  The Adviser may sell the Fund’s investments for a variety of reasons, including securing gains, to limit losses or to reinvest in more promising investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•	Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

•	Small-Cap Company Risk. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•	Foreign Securities Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

•	Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•	Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•	Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

•	High Portfolio Turnover Risk. A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower the Fund’s return. A high turnover rate may mean that you would have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compared with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling 1‑877‑343‑6382.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-343-6382
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares(1) Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)	The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Fund’s Class I shares as of September 30, 2016 was 5.76%.  During the period shown in the bar chart, the best performance for a quarter was 9.56% (for the quarter ended December 30, 2014).  The worst performance was -13.96% (for the quarter ended September 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class R shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Class I shares only and will vary for Class R shares.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2015
Geneva Advisors Small Cap Opportunities Fund | Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2013
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,323
Label	rr_AverageAnnualReturnLabel	Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2013
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,929
Annual Return 2014	rr_AnnualReturn2014	(2.05%)
Annual Return 2015	rr_AnnualReturn2015	(2.50%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2013
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares | Average Annual Returns, After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.72%)

[1]	Pursuant to an operating expense limitation agreement between Geneva Advisors, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.35% for Class R shares and 1.00% for Class I shares of the Fund's average net assets, through December 31, 2017. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.